Loss per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Loss per share

9Loss per share

Basic earnings per share, in this case a loss per share, is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the number of ordinary shares outstanding. During the year the number of ordinary or potential ordinary shares outstanding increased because of a share issue. Therefore, the calculation of basic and diluted earnings per share for all periods presented has been adjusted retrospectively.

Because a net loss for all period presented has been reported, diluted loss per share is the same as basic loss per share. Therefore, all potentially dilutive common stock equivalents are anti-dilutive and have been excluded from the calculation of net loss per share.

The calculation of loss per share is based on the following data:

	2021	2020	2019
	£ 000	£ 000	£ 000
Net loss for the period	(245,224)	(12,326)	(7,484)
	£	£	£
Basic and diluted loss per share	(1.98)	(0.12)	(0.07)

	No. of shares	No. of shares	No. of shares
Weighted average issued shares	124,130,921	99,904,427	99,904,427